6. Long-term Debt (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Long-Term Debt Details
Vehicle loan	$ 39	$ 51	$ 67
Equipment loan	18	27	0
Office term loan	144	171	211
Total	201	249	278
Less current portion	(72)	(65)	(59)	[1]
Balance	$ 129	$ 184	$ 219	[1]

[1]	Restated